Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			3 Months Ended		12 Months Ended
	Nov. 30, 2020	Oct. 31, 2020	May 31, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Warrants
Contractual term	5 years	10 years	5 years
Change in fair value of warrant liabilities				$ 25,959	$ 908	$ 6,064	$ 292
Junior Preferred Stock
Warrants
Number of warrants to purchase shares issued	1,000,000
Exercise price of warrants	$ 12.4168
Change in fair value of warrant liabilities						3,472	244
Fixed monetary amount	$ 5,000
Series B-1 Preferred Stock Warrants
Warrants
Percentage of coverage to purchase warrants			5.00%
Convertible preferred stock conversion price		$ 12.4168	$ 12.4168
Number of warrants to purchase shares issued		1,125
Change in fair value of warrant liabilities						$ 2,592	$ 48